UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09987

Floating Rate Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Floating Rate Portfolio

October 31, 2013

Portfolio of Investments

Senior Floating-Rate Interests — 91.8%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.8%
Alliant Techsystems Inc.
Term Loan, Maturing October 15, 2020(2)	5,000	$5,037,500
Atlantic Aviation FBO Inc.
Term Loan, 3.25%, Maturing June 1, 2020	6,808	6,807,937
Beechcraft Holdings, LLC
Term Loan, 5.75%, Maturing February 14, 2020	21,355	21,586,339
Booz Allen Hamilton Inc.
Term Loan, 3.75%, Maturing July 31, 2019	15,762	15,783,214
DAE Aviation Holdings, Inc.
Term Loan, 6.25%, Maturing October 29, 2018	9,358	9,433,722
Term Loan, 6.25%, Maturing November 2, 2018	4,242	4,276,621
Ducommun Incorporated
Term Loan, 5.00%, Maturing June 28, 2017	4,956	5,014,839
IAP Worldwide Services, Inc.
Term Loan, 10.00%, Maturing December 31, 2015(3)	28,176	13,383,516
Sequa Corporation
Term Loan, 5.25%, Maturing December 19, 2017	24,007	24,243,354
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	93,105	93,144,248
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015	11,345	10,905,549
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	87,456	87,689,425

		$297,306,264

Air Transport — 0.0%(4)
Evergreen International Aviation, Inc.
Term Loan, 0.00%, Maturing June 30, 2015(3)(5)	1,243	$994,199

		$994,199

Automotive — 3.2%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 27, 2020	20,499	$20,729,235
Allison Transmission, Inc.
Term Loan, 3.18%, Maturing August 7, 2017	20,995	21,099,646
Term Loan, 3.75%, Maturing August 23, 2019	42,867	43,221,552
ASP HHI Acquisition Co., Inc.
Term Loan, 5.00%, Maturing October 5, 2018	35,400	35,754,000
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017	5,818	5,792,173
Chrysler Group LLC
Term Loan, 4.25%, Maturing May 24, 2017	79,270	80,089,493

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)
Federal-Mogul Corporation
Term Loan, 2.12%, Maturing December 29, 2014		36,241	$35,930,338
Term Loan, 2.12%, Maturing December 28, 2015		34,148	33,855,134
Ford Motor Company
Revolving Loan, 0.25%, Maturing November 30, 2017(6)		4,852	4,712,899
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019		76,025	76,856,561
Metaldyne Company LLC
Term Loan, 5.00%, Maturing December 18, 2018		24,672	24,867,555
Term Loan, 6.50%, Maturing December 18, 2018	EUR	5,459	7,467,201
Remy International, Inc.
Term Loan, 4.25%, Maturing March 5, 2020		5,222	5,260,975
Schaeffler AG
Term Loan, 3.25%, Maturing April 22, 2016	EUR	15,456	21,011,061
Term Loan, 4.25%, Maturing January 27, 2017		11,625	11,713,583
Term Loan, 4.75%, Maturing January 27, 2017	EUR	958	1,313,272
Tomkins LLC
Term Loan, 3.75%, Maturing September 29, 2016		23,302	23,412,304
Tower Automotive Holdings USA, LLC
Term Loan, 4.75%, Maturing April 23, 2020		17,568	17,821,016
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017		3,367	3,388,265
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017		52,175	52,001,474

			$526,297,737

Beverage and Tobacco — 0.4%
Constellation Brands, Inc.
Term Loan, 2.75%, Maturing June 5, 2020		8,796	$8,799,048
Oak Leaf B.V.
Term Loan, 4.50%, Maturing September 24, 2018	EUR	43,075	59,033,348

			$67,832,396

Building and Development — 1.0%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020		30,675	$30,762,332
Armstrong World Industries, Inc.
Term Loan, 3.50%, Maturing March 16, 2020		12,985	13,035,468
Capital Automotive L.P.
Term Loan, 4.00%, Maturing April 10, 2019		7,282	7,329,659
CPG International Inc.
Term Loan, 4.75%, Maturing September 30, 2020		13,650	13,667,063

21	See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2013

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Building and Development (continued)
MCS AMS Sub-Holdings LLC
Term Loan, 7.00%, Maturing October 15, 2019	10,625	$10,346,094
Preferred Proppants, LLC
Term Loan, 0.00%, Maturing December 15, 2016(5)	8,446	5,743,535
Quikrete Holdings, Inc.
Term Loan, Maturing September 25, 2020(2)	21,450	21,568,661
Term Loan - Second Lien, Maturing March 26, 2021(2)	1,750	1,790,469
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	20,928	20,946,908
Realogy Corporation
Term Loan, 4.45%, Maturing October 10, 2016	597	597,924
Term Loan, 4.50%, Maturing March 5, 2020	20,328	20,561,151
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019	8,430	8,472,101
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	6,757	6,798,980

		$161,620,345

Business Equipment and Services — 8.2%
Acosta, Inc.
Term Loan, 4.25%, Maturing March 2, 2018	59,719	$60,005,362
Advantage Sales & Marketing, Inc.
Term Loan, 4.25%, Maturing December 18, 2017	45,969	46,235,248
Affinion Group, Inc.
Term Loan, 6.50%, Maturing October 10, 2016	4,747	4,702,776
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017	18,843	18,968,365
Altegrity, Inc.
Term Loan, 7.75%, Maturing February 20, 2015	4,678	4,642,623
Term Loan, 5.00%, Maturing February 21, 2015	30,020	29,359,874
Altisource Solutions S.a.r.l.
Term Loan, 5.75%, Maturing November 27, 2019	16,468	16,602,217
Audio Visual Services Group, Inc.
Term Loan, 6.75%, Maturing November 9, 2018	12,474	12,692,295
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020	21,123	21,070,093
BAR/BRI Review Courses, Inc.
Term Loan, 5.25%, Maturing July 17, 2019	6,972	7,019,924
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.25%, Maturing October 23, 2018	1,801	1,809,266
Term Loan, 6.25%, Maturing October 23, 2018	7,505	7,538,610
Brickman Group Holdings Inc.
Term Loan, 3.26%, Maturing October 14, 2016	5,075	5,103,292
Term Loan, 4.00%, Maturing September 28, 2018	8,401	8,460,915

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Brock Holdings III, Inc.
Term Loan, 6.01%, Maturing March 16, 2017		15,908	$15,958,029
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		17,635	17,660,542
Ceridian Corp.
Term Loan, 4.42%, Maturing May 9, 2017		23,075	23,202,397
ClientLogic Corporation
Term Loan, 6.88%, Maturing January 30, 2017	EUR	2,912	3,735,907
Term Loan, 7.00%, Maturing January 30, 2017		9,682	9,682,350
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		7,802	7,860,971
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		40,717	40,564,747
Education Management LLC
Revolving Loan, Maturing June 1, 2015(2)		12,500	11,312,500
Term Loan, 4.25%, Maturing June 1, 2016		3,146	3,026,624
Term Loan, 8.25%, Maturing March 29, 2018		26,200	26,200,394
EIG Investors Corp.
Term Loan, 6.25%, Maturing November 11, 2019		37,435	37,653,301
Term Loan - Second Lien, 10.25%, Maturing May 8, 2020		6,725	6,834,281
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		36,113	36,278,903
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		27,708	28,123,869
Garda World Security Corp.
Term Loan, 5.75%, Maturing November 13, 2019		4,183	4,195,821
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 4.00%, Maturing February 7, 2020		26,633	26,561,147
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019		33,636	33,757,338
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 31, 2019		13,709	13,822,859
IMS Health Incorporated
Term Loan, 3.75%, Maturing September 1, 2017		38,206	38,462,414
Term Loan, 4.25%, Maturing September 1, 2017	EUR	38,544	52,778,342
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		22,676	22,827,381
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing May 22, 2020		38,713	38,922,362
Term Loan - Second Lien, 8.25%, Maturing May 21, 2021		5,500	5,543,544
ISS Holdings A/S
Term Loan, 3.75%, Maturing April 30, 2018		10,175	10,209,480

22	See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2013

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Ista International GmbH
Term Loan, 4.23%, Maturing April 30, 2020	EUR	161	$220,529
Term Loan, 4.23%, Maturing April 30, 2020	EUR	275	376,955
Term Loan, 4.23%, Maturing April 30, 2020	EUR	2,101	2,880,785
Term Loan, 4.23%, Maturing June 1, 2020	EUR	4,264	5,846,753
Jason Incorporated
Term Loan, 5.00%, Maturing February 28, 2019		9,680	9,691,731
KAR Auction Services, Inc.
Term Loan, 3.75%, Maturing May 19, 2017		33,056	33,267,131
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		43,566	43,865,403
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		13,275	13,728,567
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		23,309	23,251,066
MEI Conlux Holdings (US), Inc.
Term Loan, 5.00%, Maturing August 21, 2020		7,950	7,954,969
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018		25,977	26,225,864
National CineMedia, LLC
Term Loan, 2.92%, Maturing November 26, 2019		5,658	5,649,272
Nuance Communications, Inc.
Term Loan, 2.92%, Maturing August 7, 2019		6,983	6,983,226
Pacific Industrial Services US Finco LLC
Term Loan, 5.00%, Maturing October 2, 2018		24,925	25,080,781
Term Loan - Second Lien, 8.75%, Maturing April 2, 2019		3,000	3,046,875
Quintiles Transnational Corp.
Term Loan, 4.00%, Maturing June 8, 2018		78,378	78,769,014
Term Loan, 4.50%, Maturing June 8, 2018		3,813	3,817,680
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		1,939	1,936,440
ServiceMaster Company
Term Loan, 4.25%, Maturing January 31, 2017		22,063	21,732,206
Term Loan, 4.43%, Maturing January 31, 2017		33,713	33,211,153
SunGard Data Systems, Inc.
Term Loan, 3.92%, Maturing February 28, 2017		14,691	14,746,173
Term Loan, 4.50%, Maturing January 31, 2020		13,722	13,838,887
Term Loan, 4.00%, Maturing March 9, 2020		98,571	99,541,107
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		13,794	13,943,880
TransUnion, LLC
Term Loan, 4.25%, Maturing February 10, 2019		35,128	35,358,498
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		1,594	1,607,452
Term Loan, 6.00%, Maturing July 28, 2017		8,141	8,212,358

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.25%, Maturing February 21, 2019		5,870	$5,899,852
Term Loan, 5.28%, Maturing February 21, 2019	CAD	4,975	4,795,353
West Corporation
Term Loan, 3.75%, Maturing June 29, 2018		59,963	60,239,865

			$1,365,106,188

Cable and Satellite Television — 4.0%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing December 2, 2019		11,639	$11,645,977
Bragg Communications Incorporated
Term Loan, 3.50%, Maturing February 28, 2018		7,166	7,197,476
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		62,604	62,745,021
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		21,047	20,877,441
Term Loan, 3.00%, Maturing January 4, 2021		27,995	27,773,300
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		9,854	9,844,210
CSC Holdings, Inc.
Term Loan, 2.67%, Maturing April 17, 2020		53,341	52,964,616
Lavena Holding 3 GMBH
Term Loan, 4.09%, Maturing March 6, 2017	EUR	14,138	19,269,831
Term Loan, 4.09%, Maturing March 6, 2017	EUR	14,186	19,334,978
Term Loan, Maturing March 6, 2017(2)	EUR	445	607,059
MCC Iowa LLC
Term Loan, 1.89%, Maturing January 30, 2015		7,341	7,298,057
Term Loan, 1.89%, Maturing January 30, 2015		7,460	7,416,486
Term Loan, 3.25%, Maturing January 29, 2021		18,479	18,420,942
Media Holdco, LP
Revolving Loan, 0.50%, Maturing January 22, 2018(6)		5,500	4,901,600
Term Loan, 7.25%, Maturing July 24, 2018		13,257	13,323,624
Mediacom Illinois, LLC
Term Loan, 1.64%, Maturing January 30, 2015		18,548	18,447,052
Term Loan, 4.50%, Maturing October 23, 2017		10,170	10,182,374
P7S1 Broadcasting Holding II B.V.
Term Loan, 2.97%, Maturing July 3, 2018	EUR	3,429	4,672,623
Sterling Entertainment Enterprises, LLC
Term Loan, 3.17%, Maturing December 28, 2017		11,575	11,355,075
UPC Financing Partnership
Term Loan, 4.00%, Maturing January 29, 2021		9,250	9,325,156
Term Loan, 3.88%, Maturing March 26, 2021	EUR	74,790	102,355,481
Term Loan, 3.25%, Maturing June 30, 2021		21,354	21,278,522

23	See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2013

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Virgin Media Investment Holdings Limited
Term Loan, 4.50%, Maturing June 5, 2020	GBP	27,575	$44,651,935
Term Loan, 3.50%, Maturing June 8, 2020		104,025	104,097,193
WaveDivision Holdings, LLC
Term Loan, 4.00%, Maturing October 15, 2019		7,171	7,188,740
YPSO Holding SA
Term Loan, 5.13%, Maturing June 6, 2016	EUR	2,911	3,971,581
Term Loan, 5.13%, Maturing June 6, 2016	EUR	9,874	13,473,423
Term Loan, 5.13%, Maturing June 6, 2016	EUR	10,739	14,654,036
Term Loan, 5.13%, Maturing December 29, 2017	EUR	11,703	15,909,609
Term Loan, Maturing December 29, 2017(2)	EUR	4,000	5,477,161

			$670,660,579

Chemicals and Plastics — 3.7%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.75%, Maturing August 31, 2019	EUR	6,459	$8,802,333
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		5,420	5,463,731
Term Loan, 4.50%, Maturing October 3, 2019		10,446	10,530,424
Arysta LifeScience Corporation
Term Loan, 4.50%, Maturing May 29, 2020		47,606	47,922,646
Axalta Coating Systems US Holdings Inc.
Term Loan, 4.75%, Maturing February 3, 2020		80,362	81,303,754
Term Loan, 5.25%, Maturing February 3, 2020	EUR	3,980	5,482,198
AZ Chem US Inc.
Term Loan, 5.25%, Maturing December 22, 2017		13,201	13,329,434
Chemtura Corporation
Term Loan, 3.50%, Maturing August 29, 2016		8,305	8,366,858
Eagle Spinco Inc.
Term Loan, 3.50%, Maturing January 27, 2017		3,958	3,983,712
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		8,865	8,931,795
General Chemical Corporation
Term Loan, 5.02%, Maturing October 6, 2015		3,260	3,297,040
Huntsman International, LLC
Term Loan, 2.44%, Maturing June 30, 2016		2,285	2,288,469
Term Loan, 2.72%, Maturing April 19, 2017		16,358	16,380,887
Term Loan, Maturing January 31, 2021(2)		36,275	36,360,029
Ineos Finance PLC
Term Loan, 4.25%, Maturing May 4, 2018	EUR	18,598	25,387,247
Ineos US Finance LLC
Term Loan, 4.00%, Maturing May 4, 2018		79,324	79,683,816
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 8, 2020		25,885	26,001,608

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		1,114	$1,127,641
Omnova Solutions Inc.
Term Loan, 4.25%, Maturing May 31, 2018		9,910	9,984,066
OXEA Finance LLC
Term Loan, 4.25%, Maturing January 15, 2020		12,750	12,797,812
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		4,000	4,048,752
OXEA Finance S.a.r.l.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	5,000	6,822,690
Polarpak Inc.
Term Loan, 4.50%, Maturing June 5, 2020		5,457	5,500,908
Term Loan, 5.53%, Maturing June 8, 2020		6,368	6,143,140
PQ Corporation
Term Loan, 4.50%, Maturing August 7, 2017		47,575	47,978,258
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		6,311	6,389,967
Taminco Global Chemical Corporation
Term Loan, 4.25%, Maturing February 15, 2019		4,482	4,515,621
Tata Chemicals North America Inc.
Term Loan, 3.75%, Maturing August 7, 2020		19,950	19,987,406
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		45,708	46,148,423
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		65,993	65,023,662
WNA Holdings Inc.
Term Loan, 4.50%, Maturing June 5, 2020		2,964	2,988,147

			$622,972,474

Conglomerates — 0.6%
Financiere SPIE S.A.S.
Term Loan, 4.63%, Maturing August 30, 2018	EUR	7,500	$10,304,044
RGIS Services, LLC
Term Loan, 4.50%, Maturing October 18, 2016		18,663	18,406,091
Term Loan, 5.50%, Maturing October 18, 2017		16,058	15,917,461
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing August 13, 2019		5,000	5,019,270
Term Loan, 4.50%, Maturing December 17, 2019		35,791	35,981,415
Term Loan, 5.00%, Maturing December 17, 2019	CAD	16,896	16,185,023

			$101,813,304

Containers and Glass Products — 1.5%
Berry Plastics Holding Corporation
Term Loan, 2.17%, Maturing April 3, 2015		23,910	$23,971,346
Term Loan, 3.50%, Maturing February 7, 2020		72,672	72,464,794

24	See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2013

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Containers and Glass Products (continued)
BWAY Corporation
Term Loan, 4.50%, Maturing August 7, 2017		30,395	$30,635,952
Pact Group (USA), Inc.
Term Loan, 3.75%, Maturing May 29, 2020		33,591	33,401,864
Pelican Products, Inc.
Term Loan, 7.00%, Maturing July 11, 2018		3,360	3,372,575
Ranpak Corporation
Term Loan, 4.75%, Maturing April 10, 2019	EUR	2,918	3,990,943
Term Loan, 4.50%, Maturing April 23, 2019		5,833	5,876,312
Reynolds Group Holdings Inc.
Term Loan, 4.75%, Maturing September 28, 2018		54,935	55,446,824
Sealed Air Corporation
Term Loan, 4.00%, Maturing October 3, 2018		4,032	4,068,413
Term Loan, 4.50%, Maturing October 3, 2018	EUR	737	1,012,514
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		9,319	9,360,136

			$243,601,673

Cosmetics / Toiletries — 0.5%
Prestige Brands, Inc.
Term Loan, 3.78%, Maturing January 31, 2019		5,985	$6,034,407
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing November 20, 2017		5,500	5,542,108
Term Loan, 4.00%, Maturing August 19, 2019		25,600	25,722,445
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		40,944	39,545,308

			$76,844,268

Drugs — 1.9%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		20,031	$20,139,196
Amneal Pharmaceuticals LLC
Term Loan, Maturing October 1, 2019(2)		10,200	10,098,000
Aptalis Pharma, Inc.
Term Loan, 6.00%, Maturing September 18, 2020		47,850	48,248,734
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 26, 2017		8,996	9,136,376
Catalent Pharma Solutions Inc.
Term Loan, 3.67%, Maturing September 15, 2016		12,957	13,011,592
Term Loan, 4.25%, Maturing September 15, 2017		22,510	22,629,261
Ikaria Acquisition Inc.
Term Loan, 7.25%, Maturing July 3, 2018		10,616	10,748,320
Par Pharmaceutical Companies, Inc.
Term Loan, 4.25%, Maturing September 30, 2019		22,798	22,894,551

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Drugs (continued)
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing February 13, 2019		29,301	$29,585,309
Term Loan, 3.75%, Maturing December 11, 2019		52,119	52,623,954
Term Loan, 4.50%, Maturing August 5, 2020		76,646	77,757,177

			$316,872,470

Ecological Services and Equipment — 0.5%
ADS Waste Holdings, Inc.
Term Loan, 4.25%, Maturing October 9, 2019		69,466	$69,994,710
Progressive Waste Solutions Ltd.
Term Loan, 3.50%, Maturing October 24, 2019		5,831	5,852,804

			$75,847,514

Electronics / Electrical — 7.6%
Aeroflex Incorporated
Term Loan, 4.50%, Maturing November 11, 2019		22,693	$22,905,457
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020		14,750	14,842,188
Aspect Software, Inc.
Term Loan, 7.00%, Maturing May 6, 2016		13,711	13,788,086
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017		53,401	53,935,208
Blue Coat Systems, Inc.
Term Loan, 4.50%, Maturing May 31, 2019		25,691	25,835,135
Term Loan - Second Lien, 9.50%, Maturing June 26, 2020		21,401	21,722,015
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing April 29, 2016		7,426	7,449,602
CommScope, Inc.
Term Loan, 3.75%, Maturing January 12, 2018		33,794	33,909,781
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020		28,778	28,867,806
CPI International Inc.
Term Loan, 5.00%, Maturing February 13, 2017		10,116	10,116,279
Dealer Computer Services, Inc.
Term Loan, 2.17%, Maturing April 21, 2016		17,950	17,983,245
Dell Inc.
Term Loan, 3.75%, Maturing October 31, 2018		29,500	29,495,899
Term Loan, 4.50%, Maturing April 30, 2020		163,325	162,579,911
Term Loan, Maturing March 25, 2020(2)	EUR	5,000	6,808,264
Digital Generation, Inc.
Term Loan, 7.25%, Maturing July 26, 2018		21,512	21,628,774
Eagle Parent, Inc.
Term Loan, 4.50%, Maturing May 16, 2018		36,948	37,238,895

25	See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2013

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Edwards (Cayman Islands II) Limited
Term Loan, 4.75%, Maturing March 26, 2020		24,391	$24,467,562
Excelitas Technologies Corp.
Term Loan, Maturing September 30, 2020(2)		14,983	14,833,500
Term Loan, Maturing October 23, 2020(2)		967	957,000
Eze Castle Software Inc.
Term Loan, 4.75%, Maturing April 6, 2020		8,479	8,538,805
Term Loan - Second Lien, 8.75%, Maturing April 6, 2021		3,000	3,048,747
Freescale Semiconductor, Inc.
Term Loan, 5.00%, Maturing February 28, 2020		39,352	39,765,252
Term Loan, 5.00%, Maturing January 15, 2021		8,500	8,595,625
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing December 17, 2018		53,510	53,721,684
Hyland Software, Inc.
Term Loan, 5.50%, Maturing October 25, 2019		7,861	7,911,794
Infor (US), Inc.
Term Loan, 5.25%, Maturing April 5, 2018		84,031	84,818,589
Term Loan, 4.00%, Maturing June 1, 2020	EUR	4,931	6,728,703
Term Loan, 3.75%, Maturing June 3, 2020		8,654	8,646,525
Internet Brands, Inc.
Term Loan, 6.25%, Maturing March 18, 2019		19,029	19,148,309
Magic Newco LLC
Term Loan, 5.00%, Maturing December 12, 2018		55,948	56,446,350
Microsemi Corporation
Term Loan, 3.75%, Maturing February 19, 2020		18,132	18,233,697
NXP B.V.
Term Loan, 4.50%, Maturing March 3, 2017		15,844	16,052,241
Term Loan, 4.75%, Maturing January 11, 2020		32,738	33,182,673
Renaissance Learning, Inc.
Term Loan, 5.75%, Maturing November 13, 2018		13,489	13,556,194
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018		10,330	10,358,963
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019		4,250	4,265,938
Rovi Solutions Corporation
Term Loan, 3.50%, Maturing March 29, 2019		12,288	12,246,019
RP Crown Parent, LLC
Term Loan, 6.75%, Maturing December 21, 2018		86,003	86,901,173
Term Loan - Second Lien, 11.25%, Maturing December 20, 2019		11,350	11,669,219
SafeNet Inc.
Term Loan, 2.67%, Maturing April 12, 2014		2,768	2,768,231
Sensata Technologies Finance Company, LLC
Term Loan, 3.75%, Maturing May 11, 2018		13,649	13,809,837

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Serena Software, Inc.
Term Loan, 4.17%, Maturing March 10, 2016	3,010	$2,972,316
Term Loan, 5.00%, Maturing March 10, 2016	3,975	3,950,156
Shield Finance Co. S.A.R.L.
Term Loan, 6.50%, Maturing May 10, 2019	20,261	20,260,680
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	10,255	10,434,430
SkillSoft Corporation
Term Loan, 5.00%, Maturing May 26, 2017	7,769	7,817,529
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	10,500	10,080,000
Sophia, L.P.
Term Loan, 4.50%, Maturing July 19, 2018	20,072	20,256,454
StoneRiver Holdings, Inc.
Term Loan, 4.50%, Maturing November 29, 2019	3,910	3,912,059
SumTotal Systems LLC
Term Loan, 6.25%, Maturing November 16, 2018	16,305	16,081,298
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	13,087	13,225,463
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	2,134	2,134,432
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	20,937	21,045,729
Wall Street Systems, Inc.
Term Loan, 5.75%, Maturing October 25, 2019	27,072	27,358,883
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017	24,625	24,948,420
Websense, Inc.
Term Loan, 4.50%, Maturing June 25, 2020	13,017	13,033,647

		$1,267,290,671

Equipment Leasing — 0.2%
Flying Fortress Inc.
Term Loan, 3.50%, Maturing June 30, 2017	33,604	$33,709,180

		$33,709,180

Financial Intermediaries — 3.8%
American Capital Holdings, Inc.
Term Loan, 4.00%, Maturing August 22, 2016	12,319	$12,372,645
Armor Holding II LLC
Term Loan, 5.75%, Maturing June 11, 2020	12,768	12,839,820
Term Loan - Second Lien, 10.25%, Maturing December 11, 2020	2,000	1,993,750
CB Richard Ellis Services, Inc.
Term Loan, 2.93%, Maturing March 29, 2021	3,483	3,494,473

26	See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2013

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Cetera Financial Group, Inc.
Term Loan, 6.50%, Maturing August 2, 2019	12,500	$12,601,250
Citco Funding LLC
Term Loan, 4.25%, Maturing June 29, 2018	32,248	32,302,076
Clipper Acquisitions Corp.
Term Loan, 4.00%, Maturing February 6, 2020	21,938	22,029,572
First Data Corporation
Term Loan, 4.17%, Maturing March 24, 2017	2,000	2,006,958
Term Loan, 4.17%, Maturing March 23, 2018	45,343	45,474,777
Term Loan, 4.17%, Maturing September 24, 2018	43,428	43,558,694
Geo Group, Inc. (The)
Term Loan, 3.25%, Maturing April 3, 2020	2,811	2,807,361
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.19%, Maturing December 5, 2016	11,360	11,338,950
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 17, 2020	37,465	37,689,790
Hamilton Lane Advisors, LLC
Term Loan, 5.25%, Maturing February 28, 2018	5,073	5,073,419
Harbourvest Partners, LLC
Term Loan, 4.75%, Maturing November 21, 2017	11,081	11,192,010
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 19, 2020	16,982	17,215,946
LPL Holdings, Inc.
Term Loan, 2.67%, Maturing March 29, 2017	2,781	2,778,469
Term Loan, 3.25%, Maturing March 29, 2019	48,198	48,198,298
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	12,586	12,711,712
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	11,276	11,346,762
Moneygram International, Inc
Term Loan, 4.25%, Maturing March 27, 2020	20,177	20,285,819
Nuveen Investments, Inc.
Term Loan, 4.17%, Maturing May 15, 2017	95,115	94,734,509
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	13,025	12,959,875
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	46,628	47,204,624
Oz Management LP
Term Loan, 1.68%, Maturing November 15, 2016	26,839	25,124,137
RPI Finance Trust
Term Loan, 3.50%, Maturing May 9, 2018	28,881	29,054,638
Sesac Holdco II, LLC
Term Loan, 6.00%, Maturing February 8, 2019	5,673	5,729,942
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	13,301	13,323,128

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Transfirst Holdings, Inc.
Term Loan, 4.75%, Maturing December 27, 2017		6,746	$6,756,843
Walter Investment Management Corp.
Term Loan, 5.75%, Maturing November 28, 2017		26,468	26,777,909

			$630,978,156

Food Products — 4.5%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		16,128	$16,255,811
American Seafoods Group LLC
Term Loan, 4.25%, Maturing March 16, 2018		9,168	9,145,020
Autobar BV (Acorn 3 BV)
Term Loan, 5.85%, Maturing October 31, 2019	EUR	25,986	30,442,539
Blue Buffalo Company, Ltd.
Term Loan, 4.75%, Maturing August 8, 2019		29,245	29,568,292
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 24, 2019		10,299	10,359,263
CSM Bakery Supplies LLC
Term Loan, 4.75%, Maturing July 3, 2020		16,783	16,740,980
Del Monte Foods Company
Term Loan, 4.00%, Maturing March 8, 2018		90,906	91,167,504
Dole Food Company Inc.
Term Loan, Maturing November 1, 2018(2)		23,325	23,208,375
Term Loan, 3.75%, Maturing April 1, 2020		28,905	28,995,077
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020		160,647	162,043,240
High Liner Foods Incorporated
Term Loan, 4.75%, Maturing December 31, 2017		16,739	16,833,639
Iglo Foods Midco Limited
Term Loan, 5.13%, Maturing January 31, 2018	EUR	8,000	11,022,013
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018		42,087	42,297,234
Term Loan, 3.75%, Maturing September 18, 2020		28,050	28,014,938
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		19,281	19,443,691
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		100,070	100,872,703
Pinnacle Foods Finance LLC
Term Loan, 3.25%, Maturing April 29, 2020		12,225	12,225,000
Term Loan, 3.25%, Maturing April 29, 2020		65,073	65,078,791
United Biscuits (UK) Limited
Term Loan, 4.38%, Maturing June 30, 2020	EUR	3,175	4,362,494
Term Loan, 5.52%, Maturing June 30, 2020	GBP	9,603	15,609,061

27	See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2013

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Food Products (continued)
Windsor Quality Food Company Ltd.
Term Loan, 5.00%, Maturing February 16, 2017	14,913	$14,857,352

		$748,543,017

Food Service — 3.8%
Aramark Corporation
Term Loan, 3.28%, Maturing July 26, 2016	3,393	$3,407,202
Term Loan, 3.66%, Maturing July 26, 2016	13,242	13,285,840
Term Loan, 3.70%, Maturing July 26, 2016	68,129	68,354,959
Term Loan, 3.75%, Maturing July 26, 2016	1,513	1,520,470
Term Loan, 3.75%, Maturing July 26, 2016	19,687	19,768,301
Term Loan, 4.00%, Maturing September 9, 2019	36,100	36,257,757
Buffets, Inc.
Term Loan, 0.12%, Maturing April 22, 2015(3)	898	898,479
Term Loan, 10.50%, Maturing July 18, 2017	2,716	2,797,329
Term Loan, 10.50%, Maturing July 19, 2017	1,444	1,487,063
Burger King Corporation
Term Loan, 3.75%, Maturing September 27, 2019	24,998	25,108,914
Centerplate, Inc.
Term Loan, 5.00%, Maturing October 15, 2018	1,493	1,500,585
Term Loan, 5.75%, Maturing October 15, 2018	6,064	6,096,597
DineEquity, Inc.
Term Loan, 3.75%, Maturing October 19, 2017	15,411	15,531,601
Dunkin’ Brands, Inc.
Term Loan, 3.75%, Maturing February 14, 2020	68,485	68,803,514
Landry’s, Inc.
Term Loan, 4.75%, Maturing April 24, 2018	48,191	48,633,138
NPC International, Inc.
Term Loan, 4.50%, Maturing December 28, 2018	13,231	13,362,931
OSI Restaurant Partners, LLC
Term Loan, 3.50%, Maturing October 25, 2019	65,060	65,181,872
P.F. Chang’s China Bistro Inc.
Term Loan, 5.25%, Maturing July 2, 2019	9,360	9,448,217
Sagittarius Restaurants, LLC
Term Loan, 6.26%, Maturing October 1, 2018	9,204	9,210,136
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020	4,115	4,127,546
US Foods, Inc.
Term Loan, 4.50%, Maturing March 29, 2019	105,375	105,651,735
Weight Watchers International, Inc.
Term Loan, 3.75%, Maturing April 2, 2020	100,261	92,255,922
Wendy’s International, Inc.
Term Loan, 3.25%, Maturing May 15, 2019	27,129	27,217,768

		$639,907,876

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food / Drug Retailers — 2.8%
Albertson’s, LLC
Term Loan, 4.25%, Maturing March 21, 2016		12,118	$12,160,168
Term Loan, 4.75%, Maturing March 21, 2019		24,271	24,357,023
Alliance Boots Holdings Limited
Term Loan, 3.48%, Maturing July 9, 2015	GBP	10,000	15,971,860
Term Loan, 3.60%, Maturing July 10, 2017	EUR	28,497	38,716,161
Term Loan, 3.98%, Maturing July 10, 2017	GBP	80,250	128,397,040
General Nutrition Centers, Inc.
Term Loan, 3.75%, Maturing March 2, 2018		74,181	74,644,888
Iceland Foods Group Limited
Term Loan, 4.13%, Maturing April 12, 2019	EUR	7,950	10,958,264
Pantry, Inc. (The)
Term Loan, 4.75%, Maturing August 2, 2019		4,653	4,718,919
Rite Aid Corporation
Term Loan, 4.00%, Maturing February 21, 2020		74,290	74,716,076
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		32,500	33,346,365
Supervalu Inc.
Term Loan, 5.00%, Maturing March 21, 2019		53,704	54,112,293

			$472,099,057

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 7.50%, Maturing December 21, 2018		8,404	$8,529,997

			$8,529,997

Health Care — 8.8%
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017		5,442	$5,478,408
Term Loan, 4.25%, Maturing June 30, 2017		6,779	6,830,094
Term Loan, 4.25%, Maturing June 30, 2017		27,349	27,554,402
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019		31,263	31,028,531
Term Loan, Maturing June 3, 2019(2)		802	797,174
Apria Healthcare Group I
Term Loan, 6.75%, Maturing April 5, 2020		12,296	12,447,211
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018		29,623	29,826,165
ATI Holdings, Inc.
Term Loan, 5.75%, Maturing December 20, 2019		9,533	9,652,352
Biomet Inc.
Term Loan, 3.69%, Maturing July 25, 2017		104,330	105,242,824
BSN Medical Luxembourg Finance Holding S.a.r.l.
Term Loan, 4.25%, Maturing August 28, 2019	EUR	2,000	2,754,048

28	See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2013

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 28, 2020		1,350	$1,357,207
CHG Buyer Corporation
Term Loan, 5.00%, Maturing November 19, 2019		25,975	26,210,033
Community Health Systems, Inc.
Term Loan, 3.76%, Maturing January 25, 2017		64,848	65,163,710
Convatec Inc.
Term Loan, 4.00%, Maturing December 22, 2016		17,945	18,091,188
CRC Health Corporation
Term Loan, 4.67%, Maturing November 16, 2015		29,135	29,262,712
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016		10,461	10,538,044
Term Loan, 4.00%, Maturing November 1, 2019		25,309	25,480,495
DJO Finance LLC
Term Loan, 4.75%, Maturing September 15, 2017		26,453	26,700,797
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018		26,452	25,592,264
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018		69,868	70,160,990
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 28, 2020		4,169	4,192,452
Term Loan, 4.50%, Maturing August 28, 2020	EUR	1,633	2,240,881
Term Loan, 4.25%, Maturing August 31, 2020		13,706	13,783,482
Term Loan, 4.50%, Maturing August 31, 2020	EUR	5,367	7,367,321
Gentiva Health Services, Inc.
Term Loan, 6.50%, Maturing October 15, 2019		28,200	28,059,000
Grifols Inc.
Term Loan, 4.25%, Maturing June 1, 2017		40,587	40,951,876
HCA, Inc.
Term Loan, 3.00%, Maturing March 31, 2017		61,569	61,780,172
Term Loan, 2.92%, Maturing May 1, 2018		50,550	50,721,328
Health Management Associates, Inc.
Term Loan, 3.50%, Maturing November 16, 2018		34,055	34,111,223
Hologic Inc.
Term Loan, 3.75%, Maturing August 1, 2019		25,521	25,699,898
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018		22,544	22,721,482
inVentiv Health, Inc.
Term Loan, 7.50%, Maturing August 4, 2016		21,272	20,992,514
Term Loan, 7.75%, Maturing May 15, 2018		14,611	14,423,368
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing June 1, 2018		24,720	24,766,071
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018		72,720	73,401,266
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018		5,826	5,593,200

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Lifepoint Hospitals, Inc.
Term Loan, 2.68%, Maturing July 24, 2017		10,223	$10,280,192
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019		5,317	5,335,806
Medpace, Inc.
Term Loan, 5.25%, Maturing June 16, 2017		8,667	8,666,679
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		13,515	13,590,882
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		9,829	9,914,975
Multiplan, Inc.
Term Loan, 4.00%, Maturing August 25, 2017		60,364	60,885,976
One Call Medical, Inc.
Term Loan, 5.50%, Maturing August 16, 2019		22,359	22,526,453
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing June 7, 2019		47,005	47,533,806
Pharmaceutical Product Development, Inc.
Term Loan, 4.25%, Maturing December 5, 2018		80,565	81,244,092
PRA Holdings, Inc.
Term Loan, 5.00%, Maturing September 23, 2020		25,025	25,105,806
Radnet Management, Inc.
Term Loan, 4.26%, Maturing October 10, 2018		24,146	24,236,570
Sage Products, Inc.
Term Loan, 4.25%, Maturing December 13, 2019		23,192	23,318,118
Select Medical Corporation
Term Loan, 3.51%, Maturing February 13, 2016		10,769	10,809,007
Term Loan, 4.00%, Maturing June 1, 2018		15,590	15,687,122
Sheridan Holdings, Inc.
Term Loan, 4.50%, Maturing June 29, 2018		17,587	17,663,923
Steward Health Care System LLC
Term Loan, 6.75%, Maturing April 13, 2020		13,322	13,105,149
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		19,472	18,303,214
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 6, 2019		18,117	18,179,281
U.S. Renal Care, Inc.
Term Loan, 5.25%, Maturing July 3, 2019		9,450	9,568,125
Universal Health Services, Inc.
Term Loan, 2.42%, Maturing November 15, 2016		6,166	6,200,193
VWR Funding, Inc.
Term Loan, 4.17%, Maturing April 3, 2017		32,802	32,986,637
Term Loan, 4.38%, Maturing April 3, 2017	EUR	2,978	4,073,019
Term Loan, 4.42%, Maturing April 3, 2017		28,159	28,317,701

			$1,468,506,909

29	See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2013

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Home Furnishings — 0.4%
Serta/Simmons Holdings, LLC
Term Loan, 5.00%, Maturing October 1, 2019		35,959	$36,273,480
Tempur-Pedic International Inc.
Term Loan, 3.50%, Maturing March 18, 2020		34,094	34,079,935

			$70,353,415

Industrial Equipment — 2.2%
Ahlsell Investco AB (Cidron)
Term Loan, 4.97%, Maturing June 28, 2019	EUR	2,000	$2,753,969
Alliance Laundry Systems LLC
Term Loan, 4.25%, Maturing December 10, 2018		6,640	6,673,092
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		47,441	47,783,960
Colfax Corporation
Term Loan, 2.88%, Maturing January 13, 2017	EUR	3,548	4,815,426
Term Loan, 3.25%, Maturing January 11, 2019		11,091	11,111,984
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		36,025	36,084,369
Term Loan, 4.75%, Maturing July 30, 2020	EUR	6,579	9,010,206
Generac Power Systems, Inc.
Term Loan, 3.50%, Maturing May 29, 2020		46,157	46,142,776
Grede LLC
Term Loan, 4.50%, Maturing May 2, 2018		12,846	12,907,677
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 29, 2018		31,677	31,879,458
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		1,334	1,338,433
Milacron LLC
Term Loan, 4.25%, Maturing March 30, 2020		15,623	15,629,281
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019		14,575	14,493,016
Rexnord LLC
Term Loan, 4.00%, Maturing August 20, 2020		86,750	86,980,408
Spansion LLC
Term Loan, 5.25%, Maturing December 11, 2018		10,569	10,661,811
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019		16,881	16,859,698
Terex International Finance Services Company
Term Loan, 5.00%, Maturing April 28, 2017	EUR	5,674	7,751,619
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		3,983	4,000,536

			$366,877,719

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Insurance — 2.4%
Alliant Holdings I, Inc.
Term Loan, 5.00%, Maturing December 20, 2019	30,609	$30,814,251
AmWINS Group, LLC
Term Loan, 5.00%, Maturing September 6, 2019	6,802	6,824,502
Applied Systems, Inc.
Term Loan, 4.25%, Maturing December 8, 2016	13,830	13,916,215
Asurion LLC
Term Loan, 4.50%, Maturing May 24, 2019	154,063	154,195,617
Term Loan, 3.50%, Maturing July 8, 2020	19,227	18,842,276
CNO Financial Group, Inc.
Term Loan, 3.75%, Maturing September 20, 2018	24,460	24,571,664
Compass Investors Inc.
Term Loan, 5.00%, Maturing December 27, 2019	45,906	46,181,785
Cooper Gay Swett & Crawford Ltd.
Term Loan, 5.00%, Maturing April 16, 2020	11,277	11,246,213
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019	22,011	22,038,942
Hub International Limited
Term Loan, 4.75%, Maturing October 2, 2020	50,500	50,799,869
Sedgwick CMS Holdings, Inc.
Term Loan, 4.25%, Maturing June 12, 2018	11,895	11,943,518

		$391,374,852

Leisure Goods / Activities / Movies — 4.0%
Activision Blizzard, Inc.
Term Loan, 3.25%, Maturing October 11, 2020	61,125	$61,381,481
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	36,616	36,661,770
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	56,583	56,901,239
Bright Horizons Family Solutions, Inc.
Term Loan, 4.00%, Maturing January 30, 2020	10,965	11,036,184
Cedar Fair, L.P.
Term Loan, 3.25%, Maturing March 6, 2020	16,085	16,148,387
Cinemark USA, Inc.
Term Loan, 3.18%, Maturing December 18, 2019	2,283	2,298,873
ClubCorp Club Operations, Inc.
Term Loan, 4.00%, Maturing July 24, 2020	12,528	12,610,059
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.50%, Maturing April 30, 2019	46,561	46,992,241
Emerald Expositions Holding, Inc.
Term Loan, 5.50%, Maturing June 17, 2020	12,095	12,190,441
Equinox Holdings, Inc.
Term Loan, 4.50%, Maturing January 31, 2020	21,711	21,900,933

30	See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2013

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	7,152	$7,178,820
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021	14,825	14,778,672
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 16, 2020	40,413	40,513,711
LodgeNet Interactive Corp.
Term Loan, 6.75%, Maturing March 31, 2018	6,272	3,010,412
Merlin Entertainment Group Luxembourg 2 S.a.r.l.
Term Loan, 3.95%, Maturing June 28, 2019	23,985	24,080,962
Regal Cinemas, Inc.
Term Loan, 2.69%, Maturing August 23, 2017	5,744	5,765,639
Revolution Studios Distribution Company, LLC
Term Loan, 3.92%, Maturing December 21, 2014	3,943	3,489,425
Sabre, Inc.
Term Loan, 5.25%, Maturing February 19, 2019	19,428	19,639,819
Scientific Games International, Inc.
Term Loan, 4.25%, Maturing October 18, 2020	61,800	61,971,062
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	36,687	36,438,102
Six Flags Theme Parks, Inc.
Term Loan, 4.00%, Maturing December 20, 2018	20,022	20,174,061
SRAM, LLC
Term Loan, 4.00%, Maturing April 10, 2020	40,156	40,005,760
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 13, 2019	3,000	3,028,125
Town Sports International Inc.
Term Loan, 5.75%, Maturing May 11, 2018	16,558	16,604,575
US Finco LLC
Term Loan, 4.00%, Maturing May 29, 2020	16,509	16,539,579
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020	9,200	9,326,500
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	27,750	27,771,673
Zuffa LLC
Term Loan, 4.50%, Maturing February 25, 2020	40,643	40,846,089

		$669,284,594

Lodging and Casinos — 2.8%
Affinity Gaming, LLC
Term Loan, 5.50%, Maturing November 9, 2017	4,889	$4,959,456
Bally Technologies, Inc.
Term Loan, Maturing August 31, 2020(2)	30,700	30,795,938
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	9,825	9,845,878

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
Caesars Entertainment Operating Company
Revolving Loan, 4.91%, Maturing January 27, 2017(6)		15,000	$13,275,000
Term Loan, 5.49%, Maturing January 26, 2018		46,387	43,654,974
CityCenter Holdings, LLC
Term Loan, 5.00%, Maturing October 16, 2020		15,950	16,107,841
Four Seasons Holdings Inc.
Term Loan, 4.25%, Maturing June 27, 2020		11,375	11,502,969
Gala Group LTD
Term Loan, 5.49%, Maturing May 25, 2018	GBP	48,838	79,125,210
Hilton Worldwide Finance, LLC
Term Loan, 4.00%, Maturing October 26, 2020		149,425	150,461,711
Las Vegas Sands LLC
Term Loan, 2.67%, Maturing November 23, 2016		3,220	3,220,976
Term Loan, 2.67%, Maturing November 23, 2016		3,590	3,591,566
MGM Resorts International
Term Loan, 2.92%, Maturing December 20, 2017		14,391	14,409,239
Term Loan, 3.50%, Maturing December 20, 2019		43,194	43,252,184
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		16,534	16,568,002
Playa Resorts Holding B.V.
Term Loan, 4.75%, Maturing August 6, 2019		9,450	9,550,406
Quidnax AB
Term Loan, 2.22%, Maturing April 27, 2015	EUR	4,725	6,254,409
Term Loan, 2.72%, Maturing April 25, 2016	EUR	4,725	6,254,409
Seminole Tribe of Florida
Term Loan, 3.00%, Maturing April 29, 2020		9,146	9,164,801

			$471,994,969

Nonferrous Metals / Minerals — 1.4%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020		19,057	$18,230,958
Arch Coal Inc.
Term Loan, 5.75%, Maturing May 16, 2018		40,949	39,791,301
Constellium Holdco B.V.
Term Loan, 6.00%, Maturing March 25, 2020		9,577	9,840,239
Term Loan, 6.50%, Maturing March 25, 2020	EUR	1,990	2,755,960
Fairmount Minerals LTD
Term Loan, 4.31%, Maturing March 15, 2017		7,000	7,046,249
Term Loan, 5.00%, Maturing September 5, 2019		37,250	37,592,439
Murray Energy Corporation
Term Loan, 4.75%, Maturing May 24, 2019		5,960	5,958,572
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019		15,352	14,161,826
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017		29,589	29,773,582

31	See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2013

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
Oxbow Carbon LLC
Term Loan, 4.25%, Maturing July 19, 2019	7,678	$7,752,195
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	12,825	13,105,547
United Central Industrial Supply Company, L.L.C.
Term Loan, 7.50%, Maturing October 9, 2018	13,019	11,960,747
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019	2,000	1,820,000
Walter Energy, Inc.
Term Loan, 6.75%, Maturing April 2, 2018	35,182	34,553,613

		$234,343,228

Oil and Gas — 2.6%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	35,218	$35,548,282
Term Loan - Second Lien, 8.75%, Maturing December 18, 2020	12,367	12,537,178
Bronco Midstream Funding LLC
Term Loan, 5.00%, Maturing August 17, 2020	35,070	35,508,375
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015	1,889	1,907,998
Term Loan, 9.00%, Maturing June 23, 2017	19,683	20,100,844
Crestwood Holdings LLC
Term Loan, 7.00%, Maturing June 19, 2019	12,755	13,068,813
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 24, 2017	14,321	14,414,739
Fieldwood Energy LLC
Term Loan, 3.88%, Maturing September 28, 2018	14,400	14,530,450
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	9,850	10,041,868
Frac Tech International LLC
Term Loan, 8.50%, Maturing May 6, 2016	2,210	2,195,082
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	110,181	110,921,547
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	19,382	19,454,977
Ruby Western Pipeline Holdings, LLC
Term Loan, 3.50%, Maturing March 27, 2020	9,330	9,364,926
Samson Investment Company
Term Loan - Second Lien, 6.00%, Maturing September 25, 2018	16,500	16,670,164
Sheridan Production Partners I, LLC
Term Loan, 5.00%, Maturing September 14, 2019	31,539	31,683,045
Term Loan, 5.00%, Maturing September 25, 2019	2,553	2,564,324
Term Loan, 5.00%, Maturing September 25, 2019	4,179	4,198,264

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Tallgrass Operations, LLC
Term Loan, 1.00%, Maturing November 13, 2017(6)		15,000	$15,093,750
Term Loan, 5.25%, Maturing November 13, 2018		14,615	14,756,843
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018		53,955	54,073,248

			$438,634,717

Publishing — 3.4%
Advanstar Communications Inc.
Term Loan, 5.50%, Maturing April 29, 2019		11,915	$11,840,655
American Greetings Corporation
Term Loan, 4.00%, Maturing August 9, 2019		21,225	21,278,063
Ascend Learning, Inc.
Term Loan, 7.00%, Maturing May 23, 2017		29,962	30,007,090
Flint Group SA
Term Loan, 6.53%, Maturing December 31, 2015		11	10,495
Term Loan, 6.53%, Maturing December 31, 2015		19	18,592
Term Loan, 6.59%, Maturing December 30, 2016	EUR	1,235	1,676,448
Term Loan, 6.59%, Maturing December 30, 2016	EUR	2,435	3,304,257
Term Loan, 6.65%, Maturing December 30, 2016		215	214,910
Term Loan, 6.65%, Maturing December 30, 2016		224	223,650
Term Loan, 6.65%, Maturing December 30, 2016		520	519,692
Term Loan, 6.65%, Maturing December 30, 2016		2,491	2,489,576
Term Loan, 6.65%, Maturing December 30, 2016		7,273	7,233,990
Term Loan, 6.65%, Maturing December 30, 2016		9,809	9,756,454
Term Loan, 6.65%, Maturing December 30, 2016		13,060	13,052,312
Term Loan, 6.59%, Maturing December 31, 2016	EUR	719	975,286
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019		97,167	85,658,582
Interactive Data Corporation
Term Loan, 3.75%, Maturing February 11, 2018		66,447	66,571,711
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018		99,443	100,230,297
McGraw-Hill Global Education Holdings, LLC
Term Loan, 9.00%, Maturing March 22, 2019		12,338	12,565,488
Media General Inc.
Term Loan, 3.25%, Maturing July 31, 2020(6)		21,750	21,885,937
Merrill Communications, LLC
Term Loan, 7.25%, Maturing March 8, 2018		10,077	10,193,248
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing August 21, 2020		6,075	6,102,842
Nelson Education Ltd.
Term Loan, 2.75%, Maturing July 3, 2014		265	202,467
Newspaper Holdings Inc.
Term Loan, 1.75%, Maturing June 30, 2014		4,629	4,516,988

32	See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2013

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Publishing (continued)
Nielsen Finance LLC
Term Loan, 2.92%, Maturing May 2, 2016		38,548	$38,764,736
Penton Media, Inc.
Term Loan, 5.50%, Maturing October 1, 2019		10,825	10,734,795
Rentpath, Inc.
Term Loan, 6.25%, Maturing May 29, 2020		20,757	20,354,069
Springer Science+Business Media Deutschland GmbH
Term Loan, 5.25%, Maturing July 23, 2020	EUR	3,250	4,439,161
Term Loan, 5.00%, Maturing August 14, 2020		18,350	18,372,938
Star Tribune Company (The)
Term Loan, 8.00%, Maturing September 28, 2014		208	204,810
Term Loan, 8.00%, Maturing September 29, 2014		841	827,515
Trader Media Corporation Limited
Term Loan, 3.99%, Maturing June 8, 2017	GBP	12,529	20,077,681
Tribune Company
Term Loan, 4.00%, Maturing December 31, 2019		35,292	35,362,442

			$559,667,177

Radio and Television — 2.6%
Clear Channel Communications, Inc.
Term Loan, 3.82%, Maturing January 29, 2016		5,675	$5,518,726
Term Loan, 6.92%, Maturing January 30, 2019		16,740	16,053,440
Cumulus Media Holdings Inc.
Term Loan, 4.50%, Maturing September 17, 2018		49,644	50,089,101
Entercom Radio, LLC
Term Loan, 5.02%, Maturing November 23, 2018		9,641	9,715,432
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 29, 2020		23,075	22,757,719
Foxco Acquisition Sub, LLC
Term Loan, 5.50%, Maturing July 14, 2017		22,828	22,955,974
Gray Television, Inc.
Term Loan, 4.75%, Maturing October 15, 2019		3,662	3,684,490
Hubbard Radio, LLC
Term Loan, 4.50%, Maturing April 29, 2019		8,436	8,498,873
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018		26,950	27,148,457
Local TV Finance, LLC
Term Loan, 4.17%, Maturing May 7, 2015		11,546	11,607,240
Mission Broadcasting, Inc.
Term Loan, 4.25%, Maturing December 3, 2019		4,767	4,788,329
Term Loan, 3.75%, Maturing October 1, 2020		5,688	5,713,520
Nexstar Broadcasting, Inc.
Term Loan, 4.25%, Maturing December 3, 2019		11,277	11,326,240
Term Loan, 3.75%, Maturing October 1, 2020		1,138	1,142,704

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
Nine Entertainment Group Limited
Term Loan, 3.25%, Maturing February 5, 2020		32,706	$32,572,849
Term Loan, 3.50%, Maturing February 5, 2020		8,950	8,969,583
Radio One, Inc.
Term Loan, 7.50%, Maturing March 31, 2016		9,706	9,967,120
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017		12,390	12,436,274
Sinclair Television Group Inc.
Term Loan, 3.00%, Maturing April 9, 2020		8,557	8,462,445
TWCC Holding Corp.
Term Loan, 3.50%, Maturing February 13, 2017		19,162	19,252,225
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		14,225	14,633,969
Tyrol Acquisitions 2 SAS
Term Loan, 3.13%, Maturing January 29, 2016(7)	EUR	4,729	6,274,982
Term Loan, 3.13%, Maturing January 29, 2016	EUR	7,198	9,553,574
Term Loan, 3.13%, Maturing January 29, 2016	EUR	7,198	9,553,574
Univision Communications Inc.
Term Loan, 4.00%, Maturing March 2, 2020		20,442	20,444,294
Term Loan, 4.50%, Maturing March 2, 2020		983	987,532
Term Loan, 4.50%, Maturing March 2, 2020		13,521	13,586,517
Term Loan, 4.50%, Maturing March 2, 2020		63,095	63,400,992

			$431,096,175

Retailers (Except Food and Drug) — 4.7%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		28,177	$28,447,290
B&M Retail Limited
Term Loan, 5.51%, Maturing February 18, 2019	GBP	8,418	13,463,725
Term Loan, 6.01%, Maturing February 18, 2020	GBP	18,605	29,967,959
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing November 20, 2019		31,363	31,589,552
CDW LLC
Term Loan, 3.50%, Maturing April 29, 2020		75,129	74,832,054
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		15,582	15,640,559
Douglas Holding AG
Term Loan, 4.74%, Maturing December 12, 2019	EUR	7,300	9,961,128
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		10,554	10,600,395
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		20,199	20,459,442
Hudson’s Bay Company
Term Loan, Maturing October 7, 2020(2)		71,425	72,460,662

33	See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2013

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
J Crew Group, Inc.
Term Loan, 4.00%, Maturing March 7, 2018		59,546	$59,831,781
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		36,360	36,393,891
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		46,292	46,503,005
National Vision, Inc.
Term Loan, 7.00%, Maturing August 2, 2018		8,411	8,452,699
Neiman Marcus Group, Inc. (The)
Term Loan, 5.00%, Maturing October 26, 2020		78,175	78,777,573
Ollie’s Bargain Outlet, Inc.
Term Loan, 5.25%, Maturing September 27, 2019		5,310	5,319,843
Party City Holdings Inc.
Term Loan, 4.25%, Maturing July 29, 2019		52,374	52,603,000
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 5.00%, Maturing October 11, 2018		5,062	5,096,549
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		36,411	36,610,030
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		18,496	18,557,073
Term Loan, 4.25%, Maturing August 7, 2019		9,504	9,555,731
Spin Holdco Inc.
Term Loan, 4.25%, Maturing November 14, 2019		34,550	34,564,407
Toys ‘R’ US Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		29,550	28,966,387
Visant Corporation
Term Loan, 5.25%, Maturing December 22, 2016		19,679	19,323,900
Vivarte SA
Term Loan, 2.34%, Maturing March 9, 2015	EUR	86	108,547
Term Loan, 2.34%, Maturing March 9, 2015	EUR	336	422,085
Term Loan, 2.34%, Maturing March 9, 2015	EUR	9,880	12,400,025
Term Loan, 2.84%, Maturing March 8, 2016	EUR	86	108,536
Term Loan, 2.84%, Maturing March 8, 2016	EUR	336	422,085
Term Loan, 2.84%, Maturing March 8, 2016	EUR	9,880	12,400,025
Term Loan - Second Lien, 3.84%, Maturing September 8, 2016	EUR	13	10,749
Term Loan - Second Lien, 3.84%, Maturing September 8, 2016	EUR	88	75,242
Term Loan - Second Lien, 3.84%, Maturing September 8, 2016	EUR	900	773,917
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		6,896	6,413,113

			$781,112,959

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Steel — 1.5%
Essar Steel Algoma, Inc.
Term Loan, 8.75%, Maturing September 19, 2014		25,221	$25,662,113
FMG Resources (August 2006) Pty Ltd.
Term Loan, 5.25%, Maturing October 18, 2017		127,449	127,963,314
JFB Firth Rixson Inc.
Term Loan, 4.25%, Maturing June 30, 2017		16,071	16,141,395
Term Loan, 5.00%, Maturing June 30, 2017	GBP	9,965	15,972,848
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		23,795	23,936,361
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		7,166	7,166,250
Patriot Coal Corporation
DIP Loan, 9.25%, Maturing December 31, 2013		8,925	8,947,313
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		2,390	2,385,022
TMS International Corp.
Term Loan, 4.50%, Maturing October 16, 2020		3,500	3,513,125
Waupaca Foundry, Inc.
Term Loan, 4.50%, Maturing June 29, 2017		20,477	20,579,098

			$252,266,839

Surface Transport — 0.6%
Avis Budget Car Rental, LLC
Term Loan, 3.00%, Maturing March 15, 2019		5,883	$5,882,906
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 9, 2018		29,150	29,040,688
Term Loan, 3.00%, Maturing March 11, 2018		30,075	30,150,174
Term Loan, 3.75%, Maturing March 12, 2018		25,011	25,154,288
Swift Transportation Co., Inc.
Term Loan, 2.92%, Maturing December 21, 2016		1,034	1,041,094
Term Loan, 4.00%, Maturing December 21, 2017		14,280	14,397,855

			$105,667,005

Telecommunications — 2.7%
Arris Group, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		40,771	$40,682,205
Belden Finance 2013 LP
Term Loan, 3.25%, Maturing October 2, 2020		6,000	6,014,028
Cellular South, Inc.
Term Loan, 3.25%, Maturing May 22, 2020		5,895	5,888,006
Completel Europe NV
Term Loan, 4.13%, Maturing September 29, 2017	EUR	3,000	4,088,946
Cricket Communications, Inc.
Term Loan, 4.75%, Maturing October 10, 2019		34,776	34,985,676
Term Loan, 4.75%, Maturing March 9, 2020		34,800	35,004,082

34	See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2013

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Crown Castle International Corporation
Term Loan, 3.25%, Maturing January 31, 2019	36,057	$36,026,324
Intelsat Jackson Holdings S.A.
Term Loan, 4.25%, Maturing April 2, 2018	125,061	125,909,205
Midcontinent Communications
Term Loan, 3.50%, Maturing July 30, 2020	6,793	6,818,228
Mitel US Holdings, Inc.
Term Loan, 7.00%, Maturing February 27, 2019	10,446	10,550,523
NTELOS Inc.
Term Loan, 4.50%, Maturing August 7, 2015	968	958,462
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018	3,476	3,483,264
Term Loan, 3.75%, Maturing September 27, 2019	1,732	1,738,179
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	27,568	27,697,426
Term Loan, 4.00%, Maturing April 23, 2019	38,129	38,279,845
Telesat LLC
Term Loan, 3.50%, Maturing March 28, 2019	51,805	51,999,518
Windstream Corporation
Term Loan, 4.00%, Maturing August 8, 2019	12,412	12,484,638
Term Loan, 3.50%, Maturing January 23, 2020	6,462	6,482,464

		$449,091,019

Utilities — 1.6%
AES Corporation
Term Loan, 3.75%, Maturing June 1, 2018	31,279	$31,530,087
Calpine Construction Finance Company, L.P.
Term Loan, 3.00%, Maturing May 4, 2020	16,259	16,089,877
Term Loan, 3.25%, Maturing January 31, 2022	6,085	6,036,577
Calpine Corporation
Term Loan, 4.00%, Maturing April 2, 2018	9,557	9,631,008
Term Loan, 4.00%, Maturing April 2, 2018	35,390	35,641,288
Term Loan, 4.00%, Maturing October 9, 2019	9,182	9,246,094
Term Loan, Maturing October 30, 2020(2)	6,750	6,789,373
Covanta Energy Corporation
Term Loan, 3.50%, Maturing March 28, 2019	4,728	4,759,522
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020	19,593	19,628,195
Equipower Resources Holdings LLC
Term Loan, 4.25%, Maturing December 21, 2018	5,150	5,180,692
Term Loan, 4.25%, Maturing December 31, 2019	11,169	11,236,104
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	9,600	9,679,963
LSP Madison Funding, LLC
Term Loan, 5.50%, Maturing June 28, 2019	6,890	6,956,257

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Utilities (continued)
NRG Energy, Inc.
Term Loan, 2.75%, Maturing July 2, 2018		35,731	$35,751,748
Power Team Services, LLC
Term Loan, 3.69%, Maturing May 6, 2020(6)		2,094	2,063,028
Term Loan, 4.25%, Maturing May 6, 2020		16,714	16,513,103
Raven Power Finance, LLC
Term Loan, 7.25%, Maturing November 15, 2018		5,930	6,063,617
Texas Competitive Electric Holdings Company, LLC
Revolving Loan, 4.67%, Maturing October 10, 2016(3)		7,000	4,830,000
Term Loan, 4.67%, Maturing October 10, 2017		3,687	1,990,842
Term Loan, 4.70%, Maturing October 10, 2017		39,147	26,212,093

			$265,829,468

Total Senior Floating-Rate Interests (identified cost $15,238,276,825)			$15,284,928,410

Corporate Bonds & Notes — 4.1%

Security		Principal Amount* (000’s omitted)	Value

Building and Development — 0.0%(4)
Calcipar SA
6.875%, 5/1/18(8)		4,000	$4,220,000

			$4,220,000

Business Equipment and Services — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		8,250	$8,621,250

			$8,621,250

Cable and Satellite Television — 0.3%
Nara Cable Funding II Ltd.
8.50%, 3/1/20(8)	EUR	7,500	$11,812,419
Nara Cable Funding, Ltd.
8.875%, 12/1/18(8)		10,105	10,837,612
8.875%, 12/1/18(8)		11,000	11,687,500
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(8)		9,000	8,932,500
5.625%, 4/15/23(8)	EUR	5,000	6,890,578

			$50,160,609

35	See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2013

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics — 0.5%
Hexion US Finance Corp.
6.625%, 4/15/20		16,525	$16,855,500
Ineos Finance PLC
7.25%, 2/15/19(8)(9)	EUR	8,000	11,595,179
8.375%, 2/15/19(8)		15,250	17,060,937
7.50%, 5/1/20(8)		14,525	15,941,188
Polymer Group, Inc.
7.75%, 2/1/19		5,000	5,362,500
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19(8)		22,775	22,831,937

			$89,647,241

Containers and Glass Products — 0.4%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		44,500	$46,168,750
Smurfit Kappa Acquisitions
4.875%, 9/15/18(8)		4,925	5,072,750
4.125%, 1/30/20(8)	EUR	5,000	6,941,493

			$58,182,993

Diversified Financial Services — 0.1%
KION Finance SA
4.725%, 2/15/20(8)(9)	EUR	16,875	$23,355,138

			$23,355,138

Diversified Manufacturing Operations — 0.1%
Matalan Finance PLC
8.875%, 4/29/16(8)	GBP	6,500	$10,720,375

			$10,720,375

Ecological Services and Equipment — 0.0%(4)
Environmental Systems Product Holdings, Inc.
16.00%, 3/31/15(3)(7)(8)		212	$179,876
Tervita Corp.
8.00%, 11/15/18(8)		3,000	3,135,000
9.00%, 11/15/18(8)	CAD	2,000	1,975,735

			$5,290,611

Entertainment — 0.2%
Vougeot Bidco PLC
5.477%, 7/15/20(8)(9)	EUR	18,625	$25,725,564

			$25,725,564

Security		Principal Amount* (000’s omitted)	Value

Equipment Leasing — 0.0%(4)
International Lease Finance Corp.
6.75%, 9/1/16(8)		2,325	$2,595,281
7.125%, 9/1/18(8)		2,325	2,688,282

			$5,283,563

Financial Intermediaries — 0.2%
First Data Corp.
6.75%, 11/1/20(8)		16,850	$17,924,188
UPCB Finance II, Ltd.
6.375%, 7/1/20(8)	EUR	6,500	9,444,911
6.625%, 7/1/20(8)		9,000	9,652,500

			$37,021,599

Food Products — 0.2%
Dole Food Co., Inc.
7.25%, 5/1/19(8)(10)		15,500	$15,616,250
Hawk Acquisition Sub, Inc.
4.25%, 10/15/20(8)		15,000	14,550,000
Picard Groupe SA
4.48%, 8/1/19(8)(9)	EUR	7,500	10,386,782

			$40,553,032

Health Care — 0.6%
Community Health Systems, Inc.
5.125%, 8/15/18		37,625	$39,224,062
HCA, Inc.
4.75%, 5/1/23		11,975	11,570,844
inVentiv Health, Inc.
9.00%, 1/15/18(8)		15,375	16,182,187
Tenet Healthcare Corp.
6.00%, 10/1/20(8)		12,500	13,242,188
4.375%, 10/1/21(8)		12,200	11,727,250

			$91,946,531

Home Furnishings — 0.0%(4)
Sanitec Corp.
4.976%, 5/15/18(8)(9)	EUR	4,050	$5,601,989

			$5,601,989

Industrial Equipment — 0.0%(4)
Erikson Air-Crane, Inc.
6.00%, 11/2/20(3)(11)		1,035	$797,127

			$797,127

36	See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2013

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Insurance — 0.2%
CNO Financial Group, Inc.
6.375%, 10/1/20(8)		9,800	$10,363,500
Galaxy Bidco, Ltd.
5.521%, 11/15/19(8)(9)(10)	GBP	2,500	4,008,498
Towergate Finance PLC
6.014%, 2/15/18(8)(9)	GBP	9,950	15,953,822

			$30,325,820

Leisure Goods / Activities / Movies — 0.0%(4)
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 8/1/18(8)		3,000	$3,090,000

			$3,090,000

Lodging and Casinos — 0.3%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20		25,250	$23,403,594
9.00%, 2/15/20		6,175	5,819,938
9.00%, 2/15/20		14,975	14,113,937

			$43,337,469

Radio and Television — 0.1%
Clear Channel Communications, Inc.
9.00%, 12/15/19		8,994	$9,173,880
Univision Communications, Inc.
6.75%, 9/15/22(8)		9,000	9,855,000

			$19,028,880

Telecommunications — 0.4%
Hughes Satellite Systems Corp.
6.50%, 6/15/19		8,500	$9,158,750
Sunrise Communications International SA
4.971%, 12/31/17(8)(9)	EUR	3,000	4,154,713
Virgin Media Secure Finance PLC
5.375%, 4/15/21(8)		12,025	12,145,250
6.00%, 4/15/21(8)	GBP	12,350	20,544,554
Wind Acquisition Finance SA
5.479%, 4/30/19(8)(9)	EUR	7,775	10,767,631
6.50%, 4/30/20(8)		7,375	7,633,125

			$64,404,023

Security	Principal Amount* (000’s omitted)	Value

Utilities — 0.4%
Calpine Corp.
7.50%, 2/15/21(8)	32,380	$35,132,300
6.00%, 1/15/22(8)	3,000	3,120,000
7.875%, 1/15/23(8)	23,490	25,662,825
5.875%, 1/15/24(8)	5,000	5,018,750

		$68,933,875

Total Corporate Bonds & Notes (identified cost $658,393,517)		$686,247,689

Asset-Backed Securities — 0.5%

Security	Principal Amount (000’s omitted)	Value
Apidos CDO, Series 2013-14A, Class C1, 3.094%, 4/15/25(8)(9)	$5,600	$5,430,751
Apidos CDO, Series 2013-14A, Class D, 3.744%, 4/15/25(8)(9)	7,000	6,667,409
Apidos CDO, Series 2013-14A, Class E, 4.644%, 4/15/25(8)(9)	3,500	3,016,377
Ares CLO, Ltd., 2.994%, 10/17/24(8)(9)(10)	3,000	2,914,800
Ares CLO, Ltd., 3.744%, 10/17/24(8)(9)(10)	3,000	2,848,200
Ares CLO, Ltd., 5.144%, 10/17/24(8)(9)(10)	3,000	2,751,900
Avery Point II CLO, Ltd., Series 2013-2A, Class C, 3.063%, 7/17/25(8)(9)	4,000	3,835,676
Avery Point II CLO, Ltd., Series 2013-2A, Class D, 3.763%, 7/17/25(8)(9)	3,330	3,095,884
Avery Point II CLO, Ltd., Series 2013-2A, Class E, 4.563%, 7/17/25(8)(9)	3,330	2,946,674
Babson Ltd., Series 2005-1A, Class C1, 2.194%, 4/15/19(8)(9)	1,129	1,080,339
Babson Ltd., Series 2013-IA, Class C, 2.942%, 4/20/25(8)(9)	7,175	7,006,710
Babson Ltd., Series 2013-IA, Class D, 3.742%, 4/20/25(8)(9)	5,600	5,391,087
Babson Ltd., Series 2013-IA, Class E, 4.642%, 4/20/25(8)(9)	3,525	3,191,169
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class B, 2.92%, 7/15/25(8)(9)	5,000	4,856,315
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class C, 3.67%, 7/15/25(8)(9)	3,000	2,911,146
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class D, 4.87%, 7/15/25(8)(9)	2,400	2,194,519
Centurion CDO VIII Ltd., Series 2005-8A, Class D, 5.758%, 3/8/17(8)(9)	985	984,999
Dryden Senior XXII Loan Fund, Series 2013-28A, Class A3L, 2.992%, 8/15/25(8)(9)	3,250	3,180,681
Dryden Senior XXII Loan Fund, Series 2013-28A, Class B1L, 3.492%, 8/15/25(8)(9)	1,400	1,305,377

37	See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2013

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Dryden Senior XXII Loan Fund, Series 2013-28A, Class B2L, 4.192%, 8/15/25(8)(9)	$925	$783,447
Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, 2.194%, 1/15/18(8)(9)	2,000	1,862,702
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class C, 2.942%, 4/20/25(8)(9)	6,325	6,103,442
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class D, 3.742%, 4/20/25(8)(9)	6,950	6,622,189

Total Asset-Backed Securities (identified cost $83,044,349)		$80,981,793

Common Stocks — 0.3%

Security	Shares	Value

Automotive — 0.0%(4)
Dayco Products, LLC(3)(11)(12)	88,506	$3,584,493

		$3,584,493

Building and Development — 0.0%(4)
United Subcontractors, Inc.(3)(11)(12)	3,848	$59,950

		$59,950

Ecological Services and Equipment — 0.0%(4)
Environmental Systems Products Holdings, Inc.(3)(12)(13)	2,484	$215,810

		$215,810

Food Service — 0.0%(4)
Buffets Restaurants Holdings, Inc.(3)(11)(12)	329,120	$1,892,440

		$1,892,440

Home Furnishings — 0.0%(4)
Sanitec Europe Oy B Units(3)(11)(12)	235,235	$1,890,790
Sanitec Europe Oy E Units(3)(11)(12)	230,960	0

		$1,890,790

Lodging and Casinos — 0.0%(4)
Affinity Gaming, LLC(11)(12)	206,125	$2,421,971

		$2,421,971

Publishing — 0.2%
ION Media Networks, Inc.(3)(11)	28,605	$18,684,214
MediaNews Group, Inc.(3)(11)(12)	162,730	4,185,414

		$22,869,628

Security	Shares	Value

Radio and Television — 0.1%
New Young Broadcasting Holding Co., Inc.(11)(12)	2,131	$21,043,625

		$21,043,625

Total Common Stocks (identified cost $20,622,078)		$53,978,707

Preferred Stocks — 0.0%(4)

Security	Shares	Value

Ecological Services and Equipment — 0.0%(4)
Environmental Systems Products Holdings, Inc., Series A(3)(12)(13)	569	$35,824

Total Preferred Stocks (identified cost $9,957)		$35,824

Warrants — 0.0%(4)

Security	Shares	Value

Radio and Television — 0.0%(4)
New Young Broadcasting Holding Co., Inc., Expires 12/24/24(11)(12)	103	$1,017,125

Total Warrants (identified cost $177,010)		$1,017,125

Short-Term Investments — 4.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(14)	$810,319	$810,319,242

Total Short-Term Investments (identified cost $810,319,242)		$810,319,242

Total Investments — 101.6% (identified cost $16,810,842,978)		$16,917,508,790

Less Unfunded Loan Commitments — (0.3)%		$(60,285,751)

Net Investments — 101.3% (identified cost $16,750,557,227)		$16,857,223,039

Other Assets, Less Liabilities — (1.3)%		$(209,180,671)

Net Assets — 100.0%		$16,648,042,368

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

38	See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2013

Portfolio of Investments — continued

DIP	–	Debtor in Possession
CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after October 31, 2013, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(4)	Amount is less than 0.05%.

(5)	Defaulted security. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(7)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2013, the aggregate value of these securities is $576,959,350 or 3.5% of the Portfolio’s net assets.

(9)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2013.

(10)	When-issued security.

(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(12)	Non-income producing security.

(13)	Restricted security (see Note 5).

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2013.

39	See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2013

Statement of Assets and Liabilities

Assets	October 31, 2013
Unaffiliated investments, at value (identified cost, $15,940,237,985)	$16,046,903,797
Affiliated investment, at value (identified cost, $810,319,242)	810,319,242
Cash	49,808,259
Restricted cash*	36,402,214
Foreign currency, at value (identified cost, $64,843,113)	64,740,966
Interest receivable	58,450,934
Interest receivable from affiliated investment	97,676
Receivable for investments sold	74,225,807
Receivable for open forward foreign currency exchange contracts	2,884,683
Prepaid expenses	618,774
Total assets	$17,144,452,352

Liabilities
Payable for investments purchased	$454,438,947
Payable for when-issued securities	22,139,605
Payable for open forward foreign currency exchange contracts	12,460,507
Payable to affiliates:
Investment adviser fee	6,683,571
Trustees’ fees	5,667
Accrued expenses	681,687
Total liabilities	$496,409,984
Net Assets applicable to investors’ interest in Portfolio	$16,648,042,368

Sources of Net Assets
Investors’ capital	$16,550,456,177
Net unrealized appreciation	97,586,191
Total	$16,648,042,368

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

40	See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2013

Statement of Operations

Investment Income	Year Ended October 31, 2013
Interest and other income (net of foreign taxes, $42,568)	$607,012,082
Dividends	1,337,856
Interest allocated from affiliated investment	1,180,122
Expenses allocated from affiliated investment	(142,134)
Total investment income	$609,387,926

Expenses
Investment adviser fee	$63,747,398
Trustees’ fees and expenses	68,003
Custodian fee	2,464,017
Legal and accounting services	703,590
Miscellaneous	1,235,298
Total expenses	$68,218,306
Deduct —
Reduction of custodian fee	$53
Total expense reductions	$53

Net expenses	$68,218,253

Net investment income	$541,169,673

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$50,878,652
Investment transactions allocated from affiliated investment	31,462
Swap contracts	(4,003,088)
Foreign currency and forward foreign currency exchange contract transactions	(23,681,404)
Net realized gain	$23,225,622
Change in unrealized appreciation (depreciation) —
Investments	$58,717,831
Swap contracts	3,803,787
Foreign currency and forward foreign currency exchange contracts	(5,829,963)
Net change in unrealized appreciation (depreciation)	$56,691,655

Net realized and unrealized gain	$79,917,277

Net increase in net assets from operations	$621,086,950

41	See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2013

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2013	2012
From operations —
Net investment income	$541,169,673	$440,769,103
Net realized gain from investment transactions, swap contracts and foreign currency and forward foreign currency exchange contract transactions	23,225,622	63,029,936
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	56,691,655	184,939,412
Net increase in net assets from operations	$621,086,950	$688,738,451
Capital transactions —
Contributions	$7,344,492,544	$1,137,173,133
Withdrawals	(750,377,952)	(2,087,404,801)
Net increase (decrease) in net assets from capital transactions	$6,594,114,592	$(950,231,668)

Net increase (decrease) in net assets	$7,215,201,542	$(261,493,217)

Net Assets
At beginning of year	$9,432,840,826	$9,694,334,043
At end of year	$16,648,042,368	$9,432,840,826

42	See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2013

Supplementary Data

	Year Ended October 31,
Ratios/Supplemental Data	2013	2012	2011	2010	2009
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.52%	0.54%	0.54%	0.57%	0.61%
Net investment income	4.14%	4.72%	4.31%	4.43%	5.41%
Portfolio Turnover	32%	42%	56%	39%	35%

Total Return	5.08%	7.67%	4.30%	10.51%	27.54%

Net assets, end of year (000’s omitted)	$16,648,042	$9,432,841	$9,694,334	$6,496,896	$4,294,340

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

43	See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2013

Notes to Financial Statements

1  Significant Accounting Policies

Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2013, Eaton Vance Floating-Rate Fund, Eaton Vance Short Duration Strategic Income Fund (formerly, Eaton Vance Strategic Income Fund), Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Multi-Strategy Absolute Return Fund, Eaton Vance Short Duration Real Return Fund (formerly, Eaton Vance Short Term Real Return Fund) and Eaton Vance Multi-Strategy All Market Fund held an interest of 85.3%, 0.9%, 12.8%, 0.5%, 0.1% and 0.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under

44

Floating Rate Portfolio

October 31, 2013

Notes to Financial Statements — continued

the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of October 31, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At October 31, 2013, the Portfolio had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the

45

Floating Rate Portfolio

October 31, 2013

Notes to Financial Statements — continued

underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.575% of the Portfolio’s average daily net assets up to $1 billion, 0.525% from $1 billion up to $2 billion, 0.500% from $2 billion up to $5 billion, 0.480% from $5 billion up to $10 billion, and prior to May 1, 2013, 0.460% from $10 billion up to $15 billion, and is payable monthly. Effective May 1, 2013, pursuant to an additional fee reduction agreement between the Portfolio and BMR, the portion of the fee on net assets of $10 billion and over is computed as follows: annual rate of 0.450% of the Portfolio’s average daily net assets from $10 billion up to $15 billion, 0.4375% from $15 billion up to $20 billion, 0.4275% from $20 billion up to $25 billion and 0.420% of average daily net assets of $25 billion or more. This fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interests in the Portfolio. For the year ended October 31, 2013, the Portfolio’s investment adviser fee amounted to $63,747,398 or 0.49% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $10,955,237,087 and $4,038,135,824, respectively, for the year ended October 31, 2013.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$16,751,109,708

Gross unrealized appreciation	$183,668,469
Gross unrealized depreciation	(77,555,138)

Net unrealized appreciation	$106,113,331

5  Restricted Securities

At October 31, 2013, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of

46

Floating Rate Portfolio

October 31, 2013

Notes to Financial Statements — continued

circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	$215,810

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	569	$9,958	$35,824

Total Restricted Securities			$9,958	$251,634

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at October 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

11/29/13	British Pound Sterling 6,487,500	United States Dollar 10,409,324	Goldman Sachs International	$9,218	$—	$9,218
11/29/13	British Pound Sterling 1,995,000	United States Dollar 3,166,823	Goldman Sachs International	—	(31,360)	(31,360)
11/29/13	British Pound Sterling 92,187,042	United States Dollar 142,995,930	Goldman Sachs International	—	(4,789,042)	(4,789,042)
11/29/13	Canadian Dollar 30,308,604	United States Dollar 28,929,533	Citibank NA	—	(118,903)	(118,903)
11/29/13	Euro 226,085,658	United States Dollar 301,426,443	Citibank NA	—	(5,558,154)	(5,558,154)
11/29/13	Euro 4,041,600	United States Dollar 5,556,432	Goldman Sachs International	68,649	—	68,649
12/31/13	British Pound Sterling 83,686,419	United States Dollar 133,965,220	Citibank NA	—	(160,002)	(160,002)
12/31/13	Euro 2,565,000	United States Dollar 3,510,600	Citibank NA	27,679	—	27,679
12/31/13	Euro 4,950,000	United States Dollar 6,696,355	Citibank NA	—	(25,071)	(25,071)
12/31/13	Euro 191,719,549	United States Dollar 258,551,067	HSBC Bank USA	—	(1,777,975)	(1,777,975)
1/31/14	British Pound Sterling 80,742,415	United States Dollar 129,480,959	HSBC Bank USA	105,754	—	105,754
1/31/14	Euro 164,259,429	United States Dollar 225,726,129	Deutsche Bank AG	2,673,383	—	2,673,383

				$2,884,683	$(12,460,507)	$(9,575,824)

47

Floating Rate Portfolio

October 31, 2013

Notes to Financial Statements — continued

At October 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

Interest Rate Risk: Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio entered into interest rate swap contracts with respect to a portion of the bonds during the year ended October 31, 2013.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2013, the fair value of derivatives with credit-related contingent features in a net liability position was $12,460,507. At October 31, 2013, the aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $36,402,214.

The non-exchange traded derivatives in which the Portfolio invests, including forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At October 31, 2013, the maximum amount of loss the Portfolio would incur due to counterparty risk was $2,884,683, representing the fair value of such derivatives in an asset position, with the highest amount from any one counterparty being $2,673,383. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all of its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At October 31, 2013, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $211,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would reduce the amount of any loss incurred.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Foreign Exchange	Forward foreign currency exchange contracts	$2,884,683	(1)	$(12,460,507	)(2)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended October 31, 2013 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Foreign Exchange	Forward foreign currency exchange contracts	$(31,132,192)	$(4,476,844)
Interest Rate	Swap contracts	(4,003,088)	3,803,787

Total		$(35,135,280)	$(673,057)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions and Swap contracts, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts and Swap contracts, respectively.

The average notional amounts of forward foreign currency exchange contracts and swap contracts outstanding during the year ended October 31, 2013, which are indicative of the volume of these derivative types, were approximately $872,473,000 and $46,154,000, respectively.

48

Floating Rate Portfolio

October 31, 2013

Notes to Financial Statements — continued

7  Line of Credit

The Portfolio participates with another portfolio and fund managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at a prime rate or an amount above either the London Interbank Offered Rate (LIBOR) or the Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and fund at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2013.

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans and floating-rate debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

49

Floating Rate Portfolio

October 31, 2013

Notes to Financial Statements — continued

At October 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$15,204,536,465	$20,106,194	$15,224,642,659
Corporate Bonds & Notes	—	685,270,686	977,003	686,247,689
Asset-Backed Securities	—	80,981,793	—	80,981,793
Common Stocks	—	23,465,596	30,513,111	53,978,707
Preferred Stocks	—	—	35,824	35,824
Warrants	—	1,017,125	—	1,017,125
Short-Term Investments	—	810,319,242	—	810,319,242

Total Investments	$—	$16,805,590,907	$51,632,132	$16,857,223,039
Forward Foreign Currency Exchange Contracts	$—	$2,884,683	$—	$2,884,683

Total	$—	$16,808,475,590	$51,632,132	$16,860,107,722

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(12,460,507)	$—	$(12,460,507)

Total	$—	$(12,460,507)	$—	$(12,460,507)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2013 is not presented.

At October 31, 2013, there were no investments transferred between Level 1 and Level 2 during the year then ended.

50

Floating Rate Portfolio

October 31, 2013

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Floating Rate Portfolio:

We have audited the accompanying statement of assets and liabilities of Floating Rate Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of October 31, 2013, by correspondence with the custodian, brokers, and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Floating Rate Portfolio as of October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 18, 2013

51

Eaton Vance

Floating-Rate Fund

October 31, 2013

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Floating Rate Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 190 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 190 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman 1940	Trustee	Since 2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

52

Eaton Vance

Floating-Rate Fund

October 31, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Of the Trust since 1998 and of the Portfolio since 2000

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President of the Trust and Vice President of the Portfolio	President of the Trust since 2013 and Vice President of the Portfolio since 2011	Vice President and Chief Income Investment Officer of EVM and BMR.

Scott H. Page 1959	President of the Portfolio	Since 2007	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

James F. Kirchner(3) 1967	Treasurer	Since 2013	Vice President of EVM and BMR.

53

Eaton Vance

Floating-Rate Fund

October 31, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as Board members of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(2)	Prior to October 1, 2013, Mr. Swaffield was Vice President of the Trust since 2011.
(3)	Prior to 2013, Mr. Kirchner served as Assistant Treasurer of the Trust and of the Portfolio since 2007.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

54

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

55

This Page Intentionally Left Blank

Investment Adviser of Floating Rate Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1044-12/13	FRSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2012 and October 31, 2013 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/12	10/31/13
Audit Fees	$85,690	$86,690
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$21,660	$21,860
All Other Fees(3)	$930	$0

Total	$108,280	$108,550

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2012 and October 31, 2013; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/12	10/31/13
Registrant	$22,590	$21,860
Eaton Vance(1)	$566,619	$526,385

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Floating Rate Portfolio

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	December 13, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 13, 2013

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	December 13, 2013